Earnings Per Share/ADS - Schedule of Basic and Diluted Earnings Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to ordinary shareholders	¥ 1,619,562	$ 221,879	¥ 1,880,087	¥ 1,807,176
Denominator:
Weighted average ordinary shares outstanding	484,945,912	484,945,912	489,952,172	499,160,564
Basic earnings per share | (per share)	¥ 3.34	$ 0.46	¥ 3.84	¥ 3.62
Numerator:
Net income attributable to ordinary shareholders	¥ 1,619,562	$ 221,879	¥ 1,880,087	¥ 1,807,176
Denominator:
Weighted average ordinary shares outstanding	484,945,912	484,945,912	489,952,172	499,160,564
Dilutive effect of share-based awards	1,606,812	1,606,812	1,300,288	506,228
Weighted average number of shares outstanding-diluted	486,552,724	486,552,724	491,252,460	499,666,792
Diluted earnings per share | (per share)	¥ 3.33	$ 0.46	¥ 3.83	¥ 3.62
Earnings Per Share Attributable To Ordinary Shareholders [Abstract]
Net income per ADS - basic | (per share)	3.34	0.46	3.84	3.62
Net income per ADS - diluted | (per share)	3.33	0.46	3.83	3.62
ADR [Member]
Denominator:
Basic earnings per share | (per share)	13.36	1.83	15.35	14.48
Denominator:
Diluted earnings per share | (per share)	13.31	1.82	15.31	14.47
Earnings Per Share Attributable To Ordinary Shareholders [Abstract]
Net income per ADS - basic | (per share)	13.36	1.83	15.35	14.48
Net income per ADS - diluted | (per share)	¥ 13.31	$ 1.82	¥ 15.31	¥ 14.47